Income Taxes - Summary of Current and Deferred Component of Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (134,629,133)	$ (19,519,390)	¥ 603,765,914	¥ 121,701,686
Deferred income tax expense (benefit)	371,325,673	53,837,162	(582,913,268)	248,151,964
Income tax expenses	¥ 236,696,540	$ 34,317,772	¥ 20,852,646	¥ 369,853,650